WILLKIE FARR & GALLAGHER LLP LETTERHEAD

VIA EDGAR

June 10, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AllianceBernstein Cap Fund, Inc.

Post-Effective Amendment No. 154 to Registration Statement on Form N-1A

Securities Act File No. 2-29901

Investment Company Act File No. 811-01716

Ladies and Gentlemen:

Please find enclosed for filing pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “1933 Act”), on behalf of AllianceBernstein Cap Fund, Inc. (the “Registrant”), Post-Effective Amendment No. 154 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.

The Amendment is being filed to designate a new effective date for Post-Effective Amendment No. 146 to the Registrant’s Registration Statement, which was filed on February 26, 2014 and originally proposed to go effective on May 12, 2014. On May 9, 2014, the Registrant filed Post-Effective Amendment No. 152 to its Registration Statement to extend the effective date to June 11, 2014 pursuant to Rule 485(b)(1)(iii) under the 1933 Act. This Amendment seeks to further delay the effective date of the Registration Statement and designates an effective date of July 11, 2014 pursuant to Rule 485(b)(1)(iii) under the 1933 Act. The Amendment and Post-Effective Amendment No. 146 relate to AllianceBernstein Multi-Manager Alternative Strategies Fund, a series of the Registrant.

The undersigned reviewed the Amendment and hereby represents that the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8806.

Very truly yours,

/s/ Katherine A. McGavin
Katherine A. McGavin